Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Employee Benefit Plans [Line Items]
Employer's contribution to 401(k) plan	0.00%	0.00%	0.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Employee's contribution to 401(k) plan	50.00%